UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

Belpointe Tactical Income ETF

June 30, 2019 (Unaudited)

Portfolio of Investments Summary Table

	Percentage of Fair Value
Exchange-Traded Funds	100.0%
Total	**100.0%**

Portfolio holdings and allocations are subject to change. As of June 30, 2019, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		*Fair Value*
Exchange-Traded Funds — 67.7%		
100	Invesco Ultra Short Duration ETF	$5,037
100	iShares 1-3 Year Treasury Bond ETF	8,478
44,340	iShares 20+Year Treasury Bond ETF	5,888,795
100	iShares Floating Rate Bond ETF	5,093
34,660	iShares Iboxx $ High Yield Corporate Bond ETF	3,021,659
100	iShares Short Maturity Bond ETF	5,033

100	iShares Short Treasury Bond ETF	11,065
100	iShares Short-Term Corporate Bond ETF	5,344
123,188	iShares U.S. Real Estate ETF	10,755,544
100	PIMCO Enhanced Short Maturity Active ETF	10,175
666,932	ProShares UltraShort 20+Year Treasury	19,301,012
100	Schwab Short-Term U.S. Treasury ETF	5,059
100	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	9,161
104,292	Vanguard Dividend Appreciation ETF	12,010,267
100	Vanguard Short-Term Bond ETF	8,053
8,068	Vanguard Short-Term Corporate Bond ETF	8,068
Total Exchange-Traded Funds (Cost $51,052,459)		**$51,057,843**
Total Investments — 67.7% (Cost $51,052,459)		**$51,057,843**
Other Assets less Liabilities — 32.3%		**24,313,049**
Net Assets — 100.0%		**$75,370,892**

ETF — Exchange-Traded Fund
SPDR — Standard and Poor's Depositary Receipts

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By /s/ Gregory Skidmore

Gregory Skidmore, Trustee and President

Date 8/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

Gregory Skidmore, Trustee and President

Date 8/23/2019

By /s/ Adam Snitkoff

Adam Snitkoff, Treasurer

Date 8/23/2019